Investment and Fair Value Measurement (Details) - Schedule of Quantitative Information about the Group’s Level 3 Fair Value Measurements of Investment	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Stocks [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique	Recent transactions
Unobservable input	Recent transaction price
Range (weighted average)	$0.0001 - $0.01
Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique		Recent transactions
Unobservable input		Recent transaction price
Range (weighted average)		$0.0001 - $0.01